Movements in Equity (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2022 GBP (£) shares	Jun. 30, 2021 GBP (£)	Jun. 09, 2023 shares	May 10, 2023 shares	Oct. 06, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options	£ 5,578	£ 8,926	£ 40
Number of shares to be issued (in shares) | shares	215,792	0
Issuance of shares related to acquisitions	£ 18,143	£ 1,505	4,477
Reserve of exchange differences on translation	(9,999)	6,580	(9,782)
Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options	16	21	14
Issuance of shares related to acquisitions	4		1
Share premium
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options	5,473	8,905	26
Other reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of shares related to acquisitions	5,337	1,505
Foreign exchange translation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of exchange differences on translation	(9,999)	£ 6,580	£ (9,782)
Lexicon | Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares to be issued (in shares) | shares						144,926
Lexicon | Merger relief reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of shares related to acquisitions	10,000
Mudbath & Co Pty Ltd | Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares to be issued (in shares) | shares					70,866
Mudbath & Co Pty Ltd | Merger relief reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of shares related to acquisitions	2,800
DEK Corporation Pty Ltd | Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares to be issued (in shares) | shares				146,572
DEK Corporation Pty Ltd | Other reserves
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of shares related to acquisitions	5,300
DEK Corporation Pty Ltd | Foreign exchange translation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of exchange differences on translation	£ (10,000)